Loss Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Loss Per Share [Abstract]
Net loss attributable to Stratasys Ltd. - for the computation of basic and diluted net loss per share	$ (31,328)	$ (6,626)	$ (27,414)	$ (24,962)
Weighted average shares - denominator for basic and diluted net loss per share	50,490,000	41,976,000	49,717,000	39,754,000
Net loss per share attributable to Stratasys Ltd.
Basic	$ (0.62)	$ (0.16)	$ (0.55)	$ (0.63)
Diluted	$ (0.62)	$ (0.16)	$ (0.55)	$ (0.63)
Ordinary shares not used in diluted calculation	2,650,000	2,650,000	3,360,000	3,360,000